Cover	May 19, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 27, 2025, the Company filed a Current Report on Form 8-K to disclose the dismissal of its former independent registered public accounting firm, Mercurius & Associates LLP. At the time of filing, Exhibit 16.1 - the former auditor’s letter regarding the disclosures in the Form 8-K - was not available and therefore was not included. The Company has since received Exhibit 16.1 from Mercurius & Associates LLP and is filing this Amendment No. 1 to the Form 8-K to include Exhibit 16.1 as required.
Document Period End Date	May 19, 2025
Entity File Number	000-56208
Entity Registrant Name	World Scan Project, Inc.
Entity Central Index Key	0001813744
Entity Tax Identification Number	35-2677532
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2-18-23
Entity Address, Address Line Two	Nishiwaseda
Entity Address, City or Town	Shinjuku-Ku
Entity Address, Country	JP
Entity Address, Postal Zip Code
Local Phone Number	81-3-6670-1692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false